Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2026
SFR-NPRT3-0826
1.924296.114
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (g)(h)(o)	150,000	150,542
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (g)(h)(o)	100,000	100,312
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (g)(h)(o)	200,000	200,525
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (g)(h)(o)	100,000	100,135
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (g)(h)(o)	100,000	98,548
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		650,062
TOTAL ASSET-BACKED SECURITIES (Cost $649,093)		650,062

Bank Loan Obligations - 90.7%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/13/2029 (g)(h)(i)	294,433	294,106
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/22/2031 (g)(h)(i)	42,297	42,243
		336,349
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/20/2030 (g)(h)(i)	575,122	573,927
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/22/2032 (g)(h)(i)	513,371	515,881
		1,089,808
TOTAL CONSUMER DISCRETIONARY		1,426,157
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (g)(h)(i)	517,125	516,882
Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 12/12/2031 (g)(h)(i)(j)	140,000	138,716
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/12/2028 (g)(h)(i)	681,734	675,483
		814,199
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4134% 11/3/2031 (g)(h)(i)	275,000	273,716
TOTAL HEALTH CARE		1,087,915
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (g)(h)(i)	230,238	229,374
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.635% 5/29/2028 (g)(h)(i)	467,552	429,614
TOTAL CANADA		3,689,942
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (g)(h)(i)	676,692	675,846
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 2/4/2028 (g)(h)(i)	144,574	144,501
FRANCE - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (g)(h)(i)	1,618,884	1,649,643
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (g)(h)(i)	169,575	169,627
TOTAL FRANCE		1,819,270
GERMANY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	435,842	437,485
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (g)(h)(i)	558,600	560,868

TOTAL GERMANY		998,353
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (g)(h)(i)	439,785	440,150
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (g)(h)(i)	401,343	399,850
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(g)(h)(i)(k)	399,098	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(g)(h)(i)	11,806	11,806
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (b)(g)(h)(i)	28,157	28,158
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(g)(h)(i)	120,421	6,382

TOTAL INDIA		46,346
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (g)(h)(i)	148,500	147,711
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (g)(h)(i)	602,362	534,596
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(k)	201,345	4,329
TOTAL FINANCIALS		538,925
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (g)(h)(i)	334,525	315,527
TOTAL LUXEMBOURG		854,452
NETHERLANDS - 0.5%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (g)(h)(i)	623,999	622,701
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (g)(h)(i)	169,575	168,727
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9381% 4/3/2028 (g)(h)(i)	377,776	377,462
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (g)(h)(i)	170,655	170,388
TOTAL MATERIALS		547,850
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (g)(h)(i)	370,603	187,774
TOTAL NETHERLANDS		1,527,052
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (g)(h)(i)	270,000	260,979
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (g)(h)(i)	526,552	527,021
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (g)(h)(i)	354,113	342,898
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (g)(h)(i)	646,787	630,779

TOTAL SWITZERLAND		973,677
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1136% 12/2/2031 (g)(h)(i)	1,782,462	1,784,691
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.925% 7/18/2030 (g)(h)(i)	1,320,464	1,313,863
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (g)(h)(i)	266,784	266,338
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (g)(h)(i)	306,132	305,539
TOTAL CONSUMER DISCRETIONARY		1,885,740
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (g)(h)(i)	253,725	254,359
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (g)(h)(i)	1,770,000	1,774,425
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 1/21/2030 (g)(h)(i)	167,886	168,005
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9018% 3/15/2032 (g)(h)(i)	722,700	722,396
TOTAL UNITED KINGDOM		6,589,616
UNITED STATES - 83.8%
Communication Services - 6.1%
Diversified Telecommunication Services - 1.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0838% 9/30/2026 (g)(h)(i)	848,538	517,608
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (b)(g)(h)(i)(k)	1,506,514	3,766
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (b)(h)(i)	58,130	58,130
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9386% 9/30/2026 (b)(g)(h)(i)	56,205	56,626
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (g)(h)(i)	544,537	548,622
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4938% 9/30/2026 (b)(g)(h)(i)	22,908	22,679
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/29/2032 (g)(h)(i)	1,360,000	1,359,578
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 10/6/2032 (g)(h)(i)	542,275	544,986
		3,111,995
Entertainment - 1.4%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (g)(h)(i)	735,846	500,375
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (g)(h)(i)	940,000	934,416
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/30/2030 (g)(h)(i)	178,352	178,297
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 10/21/2032 (g)(h)(i)	149,250	149,063
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(j)	1,580,000	1,583,398
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 2/17/2033 (g)(h)(i)	507,319	509,856
		3,855,405
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 7/8/2031 (g)(h)(i)	221,235	211,096
Media - 3.0%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (g)(h)(i)	283,288	279,392
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (g)(h)(i)	364,085	324,036
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (g)(h)(i)	1,290,951	1,163,289
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/3/2033 (g)(h)(i)	2,162,596	2,162,402
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1205% 6/16/2032 (g)(h)(i)	402,975	378,418
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/28/2032 (g)(h)(i)	480,150	474,599
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 3/21/2033 (g)(h)(i)	688,429	680,436
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.1467% 12/31/2029 (g)(h)(i)	143,806	125,382
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (g)(h)(i)	268,309	232,592
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	125,897	91,826
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (g)(h)(i)	261,649	260,994
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 1/31/2029 (g)(h)(i)	785,150	780,243
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 1/31/2029 (g)(h)(i)	424,506	421,191
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.2322% 1/30/2031 (g)(h)(i)	900,000	901,611
		8,276,411
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 1/30/2031 (g)(h)(i)	1,001,995	1,004,500
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 6/13/2033 (g)(h)(i)(j)	235,000	232,944
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4% 1/25/2031 (g)(h)(i)	219,938	220,076
		1,457,520
TOTAL COMMUNICATION SERVICES		16,912,427
Consumer Discretionary - 16.4%
Automobile Components - 0.9%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8989% 2/3/2033 (g)(h)(i)	261,688	261,578
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 3/3/2028 (g)(h)(i)	394,312	264,516
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/28/2032 (g)(h)(i)	915,400	915,400
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/6/2030 (g)(h)(i)	401,607	401,607
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 3/25/2032 (g)(h)(i)	251,819	251,188
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (g)(h)(i)	352,813	275,343
		2,369,632
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 6/3/2028 (g)(h)(i)	263,927	250,831
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (g)(h)(i)	314,213	313,034
		563,865
Broadline Retail - 2.6%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (g)(h)(i)	453,138	453,287
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (g)(h)(i)	6,730,133	6,746,959
		7,200,246
Distributors - 1.3%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 6/16/2033 (g)(h)(i)(j)	95,000	95,119
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/11/2030 (g)(h)(i)	973,510	959,521
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 12/29/2032 (g)(h)(i)	1,331,663	1,313,911
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/25/2033 (g)(h)(i)(j)	176,369	176,369
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/26/2033 (g)(h)(i)(j)	18,631	18,631
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 5/24/2032 (g)(h)(i)	522,375	523,791
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 8/1/2030 (g)(h)(i)	554,850	554,156
		3,641,498
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2033 (g)(h)(i)(j)	1,580,000	1,578,230
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1417% 7/31/2028 (g)(h)(i)	1,611,803	1,609,644
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/2/2029 (g)(h)(i)	516,687	513,586
		3,701,460
Hotels, Restaurants & Leisure - 6.8%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9636% 2/7/2029 (g)(h)(i)	628,337	629,713
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 11/24/2028 (g)(h)(i)	260,463	260,788
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2030 (g)(h)(i)	1,444,493	1,393,489
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/6/2031 (g)(h)(i)	753,915	722,583
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	598,200	483,214
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	444,755	390,272
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (g)(h)(i)	617,500	620,124
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (g)(h)(i)	3,478,009	3,472,723
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 2/12/2029 (g)(h)(i)	215,050	214,835
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (g)(h)(i)	1,062,142	1,051,255
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/28/2032 (g)(h)(i)	861,463	851,737
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 12/4/2031 (g)(h)(i)	295,962	296,086
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/27/2032 (g)(h)(i)	188,100	188,288
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/17/2031 (g)(h)(i)	497,671	496,248
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/2/2028 (g)(h)(i)	988,660	987,424
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3983% 11/8/2030 (g)(h)(i)	126,445	126,625
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (g)(h)(i)	553,290	515,943
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/26/2030 (g)(h)(i)	680,873	677,224
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 11/5/2031 (g)(h)(i)	469,080	469,198
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.639% 4/16/2029 (g)(h)(i)	440,363	440,363
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 4/1/2031 (g)(h)(i)	487,162	487,771
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 7/18/2031 (g)(h)(i)	130,209	130,095
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (g)(h)(i)	283,187	282,479
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 7/2/2032 (g)(h)(i)	209,949	195,358
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	8,996	8,370
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/14/2031 (g)(h)(i)	801,550	800,965
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4125% 11/21/2031 (g)(h)(i)	490,869	489,029
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(g)(h)(i)	586,543	410,580
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (b)(g)(h)(i)	125,000	37,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(g)(h)(i)	221,091	154,763
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/3/2028 (g)(h)(i)	950,238	948,680
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9134% 9/3/2029 (g)(h)(i)	457,517	398,296
		18,632,018
Household Durables - 0.4%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 8.25% 9/26/2031 (g)(h)(i)	88,234	88,248
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (g)(h)(i)	574,128	575,851
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (g)(h)(i)	488,775	482,230
		1,146,329
Specialty Retail - 2.6%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (g)(h)(i)	731,370	730,302
Chewy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.446% 6/23/2033 (g)(h)(i)	135,000	134,831
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8705% 6/9/2031 (g)(h)(i)	343,875	343,373
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (g)(h)(i)	201,854	168,657
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6518% 6/6/2031 (g)(h)(i)	262,739	234,240
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(g)(h)(i)(k)	2,037	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (g)(h)(i)	558,912	557,627
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (g)(h)(i)	314,213	314,147
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2584% 10/20/2028 (g)(h)(i)	375,534	364,816
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9939% 10/20/2028 (g)(h)(i)	433,125	425,710
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/26/2033 (g)(h)(i)	583,538	562,822
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (g)(h)(i)	1,501,939	1,393,199
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/30/2031 (g)(h)(i)	680,000	676,743
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2031 (g)(h)(i)	272,335	271,880
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 10/31/2029 (g)(h)(i)	838,889	836,934
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 2/10/2033 (g)(h)(i)	280,000	278,687
		7,293,968
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/26/2031 (g)(h)(i)	932,696	933,526
TOTAL CONSUMER DISCRETIONARY		45,482,542
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/1/2032 (g)(h)(i)	247,022	248,257
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (g)(h)(i)	527,227	349,783
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 4.8322% 1/24/2030 (g)(h)(i)	109,304	33,010
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (g)(h)(i)	401,435	406,669
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (g)(h)(i)	1,107,225	1,111,876
		2,149,595
Consumer Staples Distribution & Retail - 0.6%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (g)(h)(i)	491,549	471,273
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (g)(h)(i)	621,459	391,109
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	277,353	275,192
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (b)(g)(h)(i)	154,051	115,153
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (b)(g)(h)(i)	40,771	39,955
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (g)(h)(i)	349,766	349,112
		1,641,794
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/23/2030 (g)(h)(i)	390,970	392,112
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 10/28/2032 (g)(h)(i)	537,300	538,068
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(g)(h)(i)(k)	703,216	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(g)(h)(i)(k)	112,300	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(g)(h)(i)(k)	104,118	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(g)(h)(i)(k)	369,823	140,063
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/12/2031 (g)(h)(i)	541,032	530,119
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (g)(h)(i)	587,203	590,322
		2,190,684
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5084% 5/17/2028 (g)(h)(i)	302,345	259,584
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (g)(h)(i)	107,344	107,332
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.1528% 6/13/2033 (g)(h)(i)	235,000	235,000
		601,916
TOTAL CONSUMER STAPLES		6,583,989
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3741% 7/9/2031 (g)(h)(i)	378,263	378,183
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2584% 3/31/2028 (g)(h)(i)	266,700	267,033
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (g)(h)(i)	1,099,186	1,092,118
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 5/17/2032 (g)(h)(i)	310,000	309,420
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (g)(h)(i)	236,989	237,582
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/30/2031 (g)(h)(i)	162,788	163,150
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (g)(h)(i)(k)	2,441,622	1,438,531
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/1/2029 (g)(h)(i)	175,984	176,380
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	447,161	446,414
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8689% 5/25/2029 (g)(h)(i)	55,933	55,793
TOTAL ENERGY		4,564,604
Financials - 10.5%
Capital Markets - 2.5%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/16/2031 (g)(h)(i)	599,186	577,346
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (g)(h)(i)	1,077,716	1,075,097
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/17/2031 (g)(h)(i)	358,114	356,510
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/15/2031 (g)(h)(i)	725,410	706,912
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 9/5/2031 (g)(h)(i)	411,519	409,527
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (g)(h)(i)	787,242	780,479
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (g)(h)(i)(j)	48,750	48,331
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (g)(h)(i)	1,546,313	1,530,974
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	795,000	793,347
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(j)	120,000	119,750
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (g)(h)(i)	320,938	320,135
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/1/2028 (g)(h)(i)	240,497	239,844
		6,958,252
Financial Services - 3.0%
ACNR Holdings Inc 2LN, term loan 13% (b)(h)(i)(m)	122,476	119,878
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (g)(h)(i)	278,575	260,933
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/5/2032 (g)(h)(i)	373,127	371,992
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(g)(h)(i)(k)	22,361	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 9/22/2032 (g)(h)(i)	407,950	353,999
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (g)(h)(i)	236,193	235,456
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 11/17/2031 (g)(h)(i)	859,705	835,281
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 7/31/2031 (g)(h)(i)	1,223,572	1,177,138
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (g)(h)(i)	288,423	278,484
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3939% 2/16/2032 (g)(h)(i)	220,000	213,193
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (g)(h)(i)	329,175	329,103
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 8/2/2032 (g)(h)(i)	238,339	234,049
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (g)(h)(i)	313,144	312,575
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (g)(h)(i)	209,601	208,641
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	407,729	406,527
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/24/2031 (g)(h)(i)	186,292	185,733
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(i)	445,000	450,932
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (g)(h)(i)	2,027,118	2,028,740
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (g)(h)(i)(j)	200,000	200,500
		8,203,154
Insurance - 5.0%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 6/21/2032 (g)(h)(i)	665,116	599,269
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (g)(h)(i)	3,587,035	3,237,300
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/28/2032 (g)(h)(i)	984,156	933,600
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (g)(h)(i)	697,848	687,862
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (g)(h)(i)	545,083	532,519
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	1,991,547	1,965,657
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (g)(h)(i)	490,050	484,233
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (g)(h)(i)	2,160,755	2,039,213
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.175% 1/20/2029 (g)(h)(i)	410,187	404,854
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (g)(h)(i)	1,024,798	999,435
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (g)(h)(i)	1,644,040	1,641,344
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 9/15/2031 (g)(h)(i)	279,366	278,581
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (g)(h)(i)	121,587	120,949
		13,924,816
TOTAL FINANCIALS		29,086,222
Health Care - 8.3%
Biotechnology - 0.3%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/12/2031 (g)(h)(i)	179,550	179,998
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (g)(h)(i)	315,000	314,843
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (g)(h)(i)	334,163	334,831
		829,672
Health Care Equipment & Supplies - 1.6%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (g)(h)(i)	630,470	631,258
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (g)(h)(i)	1,250,000	1,222,138
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/1/2031 (g)(h)(i)	950,000	953,762
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1439% 8/21/2030 (g)(h)(i)	229,532	222,646
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 8/23/2032 (g)(h)(i)	1,061,975	1,043,391
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/30/2031 (g)(h)(i)	273,470	273,469
		4,346,664
Health Care Providers & Services - 2.8%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (g)(h)(i)	303,690	134,131
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6439% 9/17/2032 (g)(h)(i)	149,250	149,725
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (g)(h)(i)	651,449	650,283
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/9/2031 (g)(h)(i)	695,693	694,280
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/6/2033 (g)(h)(i)	268,406	268,518
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.889% 10/1/2032 (g)(h)(i)	226,489	226,994
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6439% 9/24/2031 (g)(h)(i)	813,293	717,178
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/23/2031 (g)(h)(i)	205,591	206,179
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.074% 10/23/2031 (g)(h)(i)(l)	26,659	26,736
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 8/25/2032 (g)(h)(i)	412,395	412,473
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	262,463	262,447
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (g)(h)(i)	65,393	65,389
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (g)(h)(i)	590,000	589,510
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/15/2031 (g)(h)(i)	417,272	417,448
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6439% 12/12/2030 (g)(h)(i)	1,047,375	1,053,534
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 2/21/2031 (g)(h)(i)	293,699	293,003
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (g)(h)(i)	1,269,288	1,267,105
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (g)(h)(i)	105,000	102,474
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7349% 10/2/2028 (g)(h)(i)	92,737	92,777
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9752% 12/30/2032 (g)(h)(i)	180,348	180,612
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.25% 12/30/2032 (g)(h)(i)(l)	9,200	9,213
		7,820,009
Health Care Technology - 1.5%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/15/2029 (g)(h)(i)	1,114,500	1,111,480
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	160,000	149,200
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 3/26/2032 (g)(h)(i)	148,500	134,578
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 5/1/2031 (g)(h)(i)	1,122,185	1,024,701
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 9/28/2029 (g)(h)(i)	464,313	452,756
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 11/26/2031 (g)(h)(i)	1,340,608	1,306,959
		4,179,674
Life Sciences Tools & Services - 0.5%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/12/2031 (g)(h)(i)	1,474,339	1,474,339
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (g)(h)(i)	2,105,776	2,039,634
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/2/2032 (g)(h)(i)	377,152	378,333
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3712% 10/31/2032 (g)(h)(i)	174,125	173,994
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 4/23/2031 (g)(h)(i)	569,850	569,850
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/5/2028 (g)(h)(i)	629,388	630,697
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 5/19/2031 (g)(h)(i)	569,829	568,912
		4,361,420
TOTAL HEALTH CARE		23,011,778
Industrials - 14.4%
Aerospace & Defense - 2.0%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (g)(h)(i)	200,947	200,758
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/27/2032 (g)(h)(i)	252,778	252,505
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (g)(h)(i)	558,705	557,521
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (g)(h)(i)(l)	64,805	64,668
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 4/1/2032 (g)(h)(i)	179,100	179,660
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3872% 2/17/2033 (g)(h)(i)	235,000	235,515
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (g)(h)(i)	424,899	424,636
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (g)(h)(i)(l)	14,833	14,824
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 3/22/2030 (g)(h)(i)	1,034,674	1,034,736
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 1/19/2032 (g)(h)(i)	743,664	743,701
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/19/2032 (g)(h)(i)	774,150	774,243
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (g)(h)(i)	718,200	718,085
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6126% 5/5/2033 (g)(h)(i)	320,000	319,920
		5,520,772
Air Freight & Logistics - 0.4%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	356,789	357,492
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 10/31/2031 (g)(h)(i)	135,711	135,978
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4939% 11/23/2028 (g)(h)(i)	588,515	568,288
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 11/24/2028 (g)(h)(i)(j)	24,938	24,439
		1,086,197
Building Products - 1.2%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/16/2033 (g)(h)(i)	479,316	478,166
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 9/8/2032 (g)(h)(i)	552,170	552,043
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (g)(h)(i)	178,230	101,591
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (g)(h)(i)	911,169	553,080
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (g)(h)(i)	64,508	32,770
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (g)(h)(i)	79,200	79,094
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8939% 8/4/2031 (g)(h)(i)	518,452	517,731
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 1/24/2029 (g)(h)(i)	214,404	214,069
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (g)(h)(i)	738,083	732,363
		3,260,907
Commercial Services & Supplies - 6.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/21/2028 (g)(h)(i)	2,217,049	2,217,049
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/20/2032 (g)(h)(i)	1,970,113	1,969,856
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 4/1/2033 (g)(h)(i)	205,000	205,769
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1439% 2/15/2031 (g)(h)(i)	782,263	689,744
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 5/31/2028 (g)(h)(i)	358,517	359,414
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (g)(h)(i)	1,344,557	1,048,472
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (g)(h)(i)	146,392	88,175
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 6/24/2033 (g)(h)(i)(j)	50,000	49,875
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6562% 2/9/2031 (g)(h)(i)	146,642	146,642
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (g)(h)(i)	2,100,039	1,572,803
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (g)(h)(i)	375,557	384,886
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (g)(h)(i)	1,940,000	1,931,755
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/21/2028 (g)(h)(i)	250,698	250,698
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (g)(h)(i)	819,710	819,300
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.371% 12/10/2032 (g)(h)(i)	189,050	188,814
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (g)(h)(i)	492,969	493,585
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (g)(h)(i)	386,551	385,546
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (g)(h)(i)	2,750,000	2,724,783
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (g)(h)(i)	611,479	611,785
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (g)(h)(i)	114,425	114,710
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/10/2028 (g)(h)(i)	359,097	360,146
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	357,315	354,189
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 9/10/2032 (g)(h)(i)	249,375	249,687
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (g)(h)(i)	203,420	182,874
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (g)(h)(i)	212,815	211,751
		17,612,308
Construction & Engineering - 0.7%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (g)(h)(i)	269,635	270,730
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6372% 11/3/2031 (g)(h)(i)	484,906	484,276
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (g)(h)(i)	260,000	260,081
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.164% 2/16/2028 (g)(h)(i)	234,001	234,293
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1241% 6/10/2033 (g)(h)(i)	326,020	325,613
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/10/2033 (g)(h)(i)(l)	28,980	28,943
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8626% 1/24/2031 (g)(h)(i)	466,281	465,479
		2,069,415
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 7/16/2032 (g)(h)(i)	247,500	246,468
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (g)(h)(i)	427,388	425,357
		671,825
Machinery - 1.2%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3754% 1/2/2033 (g)(h)(i)	164,588	164,280
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (g)(h)(i)	224,438	224,438
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (g)(h)(i)	358,202	359,610
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (g)(h)(i)	397,040	396,298
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (g)(h)(i)	396,236	395,079
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 10/10/2031 (g)(h)(i)	232,236	232,382
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 11/22/2029 (g)(h)(i)	363,685	363,248
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 1/2/2032 (g)(h)(i)	111,368	111,586
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7439% 3/25/2031 (g)(h)(i)	1,042,789	1,043,008
		3,289,929
Passenger Airlines - 0.9%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (g)(h)(i)	330,459	329,890
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (g)(h)(i)	232,650	232,650
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (g)(h)(i)	710,000	700,536
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4026% 2/24/2031 (g)(h)(i)	434,766	433,271
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (g)(h)(i)	697,194	699,460
		2,395,807
Professional Services - 1.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 8/12/2032 (g)(h)(i)	474,822	471,678
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/29/2031 (g)(h)(i)	723,325	721,879
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 10/30/2031 (g)(h)(i)	236,400	235,958
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 3/9/2033 (g)(h)(i)	214,463	213,926
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (g)(h)(i)	618,818	231,283
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6567% 9/29/2031 (g)(h)(i)	376,349	376,330
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/30/2031 (g)(h)(i)	251,995	250,971
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 7/31/2031 (g)(h)(i)	825,622	814,890
		3,316,915
Transportation Infrastructure - 0.3%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/6/2030 (g)(h)(i)	209,663	209,728
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 5.1502% 8/6/2030 (g)(h)(i)(l)	10,337	10,340
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (g)(h)(i)	550,000	549,868
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (g)(h)(i)(j)	75,000	75,000
		844,936
TOTAL INDUSTRIALS		40,069,011
Information Technology - 15.4%
Electronic Equipment, Instruments & Components - 1.7%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 6/11/2033 (g)(h)(i)(j)	305,000	305,000
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 7/2/2029 (g)(h)(i)	317,424	316,631
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 7/9/2032 (g)(h)(i)	659,474	660,299
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 7/29/2033 (g)(h)(i)	90,000	90,450
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/30/2031 (g)(h)(i)	353,719	344,766
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 11/9/2029 (g)(h)(i)	340,264	332,486
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.6439% 8/18/2031 (g)(h)(i)	564,938	565,011
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 3/17/2032 (g)(h)(i)	237,609	237,462
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (g)(h)(i)	317,913	318,310
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (g)(h)(i)(l)	61,290	61,367
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (g)(h)(i)(l)	39,650	39,699
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (g)(h)(i)	265,350	265,682
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (g)(h)(i)	550,000	548,680
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (g)(h)(i)	310,275	309,499
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3705% 5/30/2030 (g)(h)(i)	247,387	247,387
		4,642,729
IT Services - 2.4%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 2/3/2031 (g)(h)(i)	558,266	548,307
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (g)(h)(i)	720,596	697,947
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (h)(i)	151,013	121,817
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 10/31/2030 (g)(h)(i)	395,778	390,831
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (g)(h)(i)	565,000	339,706
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (g)(h)(i)	1,557,697	1,198,555
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 6/17/2031 (g)(h)(i)	704,175	668,776
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (g)(h)(i)	210,000	140,399
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (g)(h)(i)	2,274,593	2,047,134
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 6/20/2031 (g)(h)(i)	608,850	608,546
		6,762,018
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3636% 2/4/2033 (g)(h)(i)	186,508	186,882
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (g)(h)(i)	601,975	602,595
		789,477
Software - 11.0%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (g)(h)(i)	1,120,960	1,099,942
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 12/11/2028 (g)(h)(i)	1,395,390	1,358,956
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 3/7/2031 (g)(h)(i)(j)	210,000	206,010
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (g)(h)(i)	1,276,484	1,100,508
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (g)(h)(i)	775,217	677,345
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (g)(h)(i)(l)	1,595,000	1,626,565
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (g)(h)(i)	1,118,035	1,016,854
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (g)(h)(i)	183,000	165,805
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (g)(h)(i)	1,675,000	1,521,922
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6439% 2/19/2029 (g)(h)(i)	445,000	368,518
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (g)(h)(i)	273,625	266,784
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (b)(g)(h)(i)	620,550	607,477
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 10/9/2029 (g)(h)(i)	647,525	623,528
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/30/2031 (g)(h)(i)	514,470	490,676
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/16/2032 (g)(h)(i)	158,586	156,326
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/12/2029 (g)(h)(i)	1,000,971	987,918
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2032 (g)(h)(i)	286,747	274,122
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (g)(h)(i)	751,225	582,199
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 12/31/2031 (g)(h)(i)	1,439,347	1,243,597
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8939% 5/3/2028 (g)(h)(i)	1,505,264	1,461,356
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 2/23/2029 (g)(h)(i)	290,000	268,395
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (g)(h)(i)	1,549,858	1,428,581
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9201% 5/1/2028 (g)(h)(i)	647,876	434,725
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3754% 11/15/2032 (g)(h)(i)	309,225	300,721
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (g)(h)(i)	2,849,185	2,464,802
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (g)(h)(i)	330,000	179,576
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (g)(h)(i)	251,375	180,927
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 7/16/2031 (g)(h)(i)	389,875	379,021
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (g)(h)(i)	1,479,401	1,425,773
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5035% 5/15/2028 (g)(h)(i)	933,949	845,112
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0035% 5/15/2028 (g)(h)(i)	217,652	222,005
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 9/8/2032 (g)(h)(i)	871,425	870,457
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (g)(h)(i)	1,400,272	1,104,716
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (g)(h)(i)	299,281	276,835
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 8/13/2029 (g)(h)(i)	588,916	550,730
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 5/9/2031 (g)(h)(i)	805,930	804,084
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9134% 2/10/2031 (g)(h)(i)	2,577,705	2,422,450
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (g)(h)(i)	709,628	680,356
		30,675,674
TOTAL INFORMATION TECHNOLOGY		42,869,898
Materials - 6.6%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (g)(h)(i)	470,507	421,890
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (g)(h)(i)	135,000	101,250
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (g)(h)(i)	734,045	671,652
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (g)(h)(i)	677,178	674,882
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 10/15/2032 (g)(h)(i)	870,625	867,909
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (g)(h)(i)	560,000	556,282
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (g)(h)(i)	259,350	259,513
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3864% 11/1/2030 (g)(h)(i)	322,616	322,558
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (g)(h)(i)	1,245,906	1,239,676
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (g)(h)(i)	793,278	749,798
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6518% 3/15/2029 (g)(h)(i)	1,353,073	1,306,000
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1814% 3/15/2030 (g)(h)(i)	35,000	32,418
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (g)(h)(i)	747,175	740,174
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 4/4/2033 (g)(h)(i)	275,000	275,000
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (g)(h)(i)	259,350	260,323
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1439% 9/30/2031 (g)(h)(i)	241,564	240,608
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/9/2032 (g)(h)(i)	322,563	321,217
		9,041,150
Construction Materials - 0.4%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/10/2032 (g)(h)(i)	1,002,313	1,001,060
Containers & Packaging - 2.8%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 3/3/2031 (g)(h)(i)	740,106	690,844
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9669% 6/9/2031 (g)(h)(i)	1,095,817	1,089,385
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1136% 11/29/2030 (g)(h)(i)	531,830	531,681
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (g)(h)(i)	2,176,428	2,135,359
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 4/1/2032 (g)(h)(i)	1,269,039	1,218,011
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 1/26/2033 (g)(h)(i)	299,250	299,343
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/1/2031 (g)(h)(i)	329,568	328,744
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (g)(h)(i)	430,000	422,092
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1439% 4/21/2031 (g)(h)(i)	142,127	142,240
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 4/9/2033 (g)(h)(i)	865,000	842,432
		7,700,131
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1526% 8/23/2032 (g)(h)(i)	337,450	338,223
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 5/23/2031 (g)(h)(i)	313,280	312,838
TOTAL MATERIALS		18,393,402
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8939% 6/13/2033 (g)(h)(i)	122,888	122,580
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/31/2030 (g)(h)(i)	271,559	271,219
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (g)(h)(i)	539,162	538,488
TOTAL REAL ESTATE		932,287
Utilities - 1.8%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 4/28/2033 (g)(h)(i)	443,888	442,999
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4189% 4/16/2031 (g)(h)(i)	529,592	528,782
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6205% 1/27/2031 (g)(h)(i)	1,050,885	1,049,677
		2,021,458
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 6/10/2033 (g)(h)(i)	120,000	118,463
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 9/30/2031 (g)(h)(i)	496,730	491,669
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3939% 7/31/2030 (g)(h)(i)	390,000	389,450
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (g)(h)(i)	185,000	185,231
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/26/2032 (g)(h)(i)	274,957	274,369
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	312,831	313,614
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (g)(h)(i)	39,895	39,994
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 3/29/2030 (g)(h)(i)	225,463	224,899
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6439% 11/25/2032 (g)(h)(i)	391,035	387,613
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3872% 12/15/2031 (g)(h)(i)	162,938	161,894
		2,587,196
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 6/23/2028 (g)(h)(i)	381,129	378,628
TOTAL UTILITIES		4,987,282
TOTAL UNITED STATES		232,893,442
TOTAL BANK LOAN OBLIGATIONS (Cost $262,684,059)		251,988,208

Common Stocks - 1.5%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	9,117	167,923
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	8,816	225,513
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (b)	43,128	113,832
UNITED STATES - 1.3%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	543	117
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	15,069	154,909
Specialty Retail - 0.0%
White Iris LLC (b)	2,654	34,449
TOTAL CONSUMER DISCRETIONARY		189,358
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(f)	1,549	0
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp	9,075	479,795
EP Energy Corp (b)(c)	3,190	5,423
Expand Energy Corp	9,834	896,763
Expand Energy Corp (e)	137	12,493
Exxon Mobil Corp	6,304	861,883
New Fortress Energy Inc Class A (c)(d)	6,142	2,230
TOTAL ENERGY		2,258,587
Financials - 0.3%
Capital Markets - 0.0%
Fg Parent, LLC Class A (b)	6,352	0
Financial Services - 0.3%
ACNR Holdings Inc (b)	6,300	959,805
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	367	1,072
Limetree Bay Cayman Ltd (b)(c)	153	0
		960,877
TOTAL FINANCIALS		960,877
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (b)	6,352	221,177
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	3,248	116,831
TOTAL UNITED STATES		3,746,947
TOTAL COMMON STOCKS (Cost $2,096,496)		4,254,215

Non-Convertible Corporate Bonds - 3.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (o)	60,976	59,080
Altice France SA 6.5% 4/15/2032 (o)	232,469	224,663
Altice France SA 6.875% 10/15/2030 (o)	762,195	739,351
Altice France SA 6.875% 7/15/2032 (o)	110,518	107,167

TOTAL FRANCE		1,130,261
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (o)	246,000	261,222
UNITED STATES - 2.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)	85,000	85,191
WULF Compute LLC 7.75% 10/15/2030 (o)	50,000	52,517
		137,708
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)	45,000	47,075
Media - 0.5%
DISH Network Corp 11.75% 11/15/2027 (o)	360,000	369,919
Dotdash Meredith Inc 7.625% 6/15/2032 (o)	200,000	189,305
EchoStar Corp 10.75% 11/30/2029	468,715	506,346
Univision Communications Inc 8.5% 7/31/2031 (o)	145,000	145,627
		1,211,197
TOTAL COMMUNICATION SERVICES		1,395,980
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)	150,000	152,196
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)	165,000	166,295
		318,491
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (o)	135,000	135,777
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (o)	875,000	850,846
		986,623
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (o)	350,000	333,882
TOTAL CONSUMER DISCRETIONARY		1,638,996
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)	60,000	58,893
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)	30,000	30,694
TOTAL ENERGY		89,587
Financials - 0.9%
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (o)	365,000	346,179
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)	295,000	297,356
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)	105,000	105,793
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)	1,935,000	1,791,190
CRC Insurance Group LLC 7.125% 6/1/2031 (o)	10,000	9,968
TOTAL FINANCIALS		2,550,486
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (o)	190,000	200,240
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)	45,000	44,521
TOTAL HEALTH CARE		244,761
Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (o)	355,000	360,425
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)	50,000	30,986
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (o)	150,000	134,924
Neptune Bidco US Inc 9.29% 4/15/2029 (o)	120,000	122,379
OT Midco Inc 10% 2/15/2030 (o)	100,000	39,750
		297,053
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (o)	30,000	30,973
TOTAL INDUSTRIALS		719,437
Information Technology - 0.2%
IT Services - 0.0%
CoreWeave Inc 9.75% 10/1/2031 (o)	60,000	59,868
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (o)	282,000	264,303
Cloud Software Group Inc 9% 9/30/2029 (o)	160,000	155,301
		419,604
TOTAL INFORMATION TECHNOLOGY		479,472
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)	210,000	221,435
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (o)	50,000	49,904
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	585,000	567,481
TOTAL REAL ESTATE		617,385
TOTAL UNITED STATES		7,957,539
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,402,720)		9,349,022

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (n)	2,779	235,781
Strategy Inc Series A, 10%	1,313	121,728

TOTAL UNITED STATES		357,509
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $376,144)		357,509

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (g)(h)(m) (Cost $464,698)	460,000	464,810

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.69	17,606,659	17,610,180
Fidelity Securities Lending Cash Central Fund (p)(q)	3.69	6,099	6,100
TOTAL MONEY MARKET FUNDS (Cost $17,615,899)			17,616,280

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $293,289,109)	284,680,106
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(6,737,613)
NET ASSETS - 100.0%	277,942,493

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,493 or 0.0% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $0 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,048,792 and $1,064,280, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,925,257 or 3.2% of net assets.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	1,297

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,447,814	52,121,337	47,959,310	558,806	236	103	17,610,180	17,606,659	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,233,905	1,227,805	349	-	-	6,100	6,099	0.0%
Total	13,447,814	53,355,242	49,187,115	559,155	236	103	17,616,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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